Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠

April 30, 2021

RW42-QTLY-0621
1.867278.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	151,865	$2,789,756
Fidelity Series Commodity Strategy Fund (a)	278,163	1,477,046
Fidelity Series Large Cap Growth Index Fund (a)	106,108	1,787,926
Fidelity Series Large Cap Stock Fund (a)	101,772	1,962,166
Fidelity Series Large Cap Value Index Fund (a)	248,532	3,797,576
Fidelity Series Small Cap Opportunities Fund (a)	50,635	934,214
Fidelity Series Value Discovery Fund(a)	83,685	1,394,190
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,259,634)		14,142,874

International Equity Funds - 23.8%
Fidelity Series Canada Fund (a)	52,114	692,593
Fidelity Series Emerging Markets Fund (a)	47,700	566,194
Fidelity Series Emerging Markets Opportunities Fund (a)	195,455	5,079,881
Fidelity Series International Growth Fund (a)	88,861	1,661,709
Fidelity Series International Index Fund (a)	58,341	701,844
Fidelity Series International Small Cap Fund (a)	28,537	623,539
Fidelity Series International Value Fund (a)	150,469	1,662,682
Fidelity Series Overseas Fund (a)	126,453	1,666,645
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,193,203)		12,655,087

Bond Funds - 41.3%
Fidelity Series Corporate Bond Fund (a)	311,685	3,409,836
Fidelity Series Emerging Markets Debt Fund (a)	31,832	293,491
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,415	96,319
Fidelity Series Floating Rate High Income Fund (a)	6,196	57,127
Fidelity Series Government Bond Index Fund (a)	401,483	4,231,631
Fidelity Series High Income Fund (a)	35,645	336,846
Fidelity Series Inflation-Protected Bond Index Fund (a)	367,376	3,997,051
Fidelity Series International Credit Fund (a)	1,401	14,012
Fidelity Series Investment Grade Bond Fund (a)	402,336	4,671,126
Fidelity Series Investment Grade Securitized Fund (a)	313,891	3,251,913
Fidelity Series Long-Term Treasury Bond Index Fund (a)	183,187	1,478,319
Fidelity Series Real Estate Income Fund (a)	17,889	202,322
TOTAL BOND FUNDS
(Cost $21,835,125)		22,039,993

Short-Term Funds - 8.4%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	1,415,613	1,415,613
Fidelity Series Short-Term Credit Fund (a)	70,447	717,153
Fidelity Series Treasury Bill Index Fund (a)	236,168	2,361,675
TOTAL SHORT-TERM FUNDS
(Cost $4,486,257)		4,494,441
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $47,774,219)		53,332,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		(953)
NET ASSETS - 100%		$53,331,442

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,731,467	$1,763,872	$772,715	$671,317	$20,420	$46,712	$2,789,756
Fidelity Series Canada Fund	401,127	276,614	135,148	11,344	1,244	148,756	692,593
Fidelity Series Commodity Strategy Fund	807,064	692,580	331,918	4,032	8,472	300,848	1,477,046
Fidelity Series Corporate Bond Fund	2,114,210	1,792,341	370,657	78,334	(2,469)	(123,589)	3,409,836
Fidelity Series Emerging Markets Debt Fund	202,977	130,207	40,703	8,293	(1,071)	2,081	293,491
Fidelity Series Emerging Markets Debt Local Currency Fund	--	102,179	6,242	1,181	(20)	402	96,319
Fidelity Series Emerging Markets Fund	338,879	215,468	91,767	6,684	3,616	99,998	566,194
Fidelity Series Emerging Markets Opportunities Fund	3,084,268	2,022,868	883,852	126,496	22,916	833,681	5,079,881
Fidelity Series Floating Rate High Income Fund	44,057	27,205	16,799	1,651	(272)	2,936	57,127
Fidelity Series Government Bond Index Fund	2,500,644	2,320,347	353,354	69,882	(5,672)	(230,334)	4,231,631
Fidelity Series Government Money Market Fund 0.07%	375,792	1,877,742	837,921	904	--	--	1,415,613
Fidelity Series High Income Fund	229,634	146,656	47,627	11,191	174	8,009	336,846
Fidelity Series Inflation-Protected Bond Index Fund	2,381,863	1,818,644	288,666	39,852	(559)	85,769	3,997,051
Fidelity Series International Credit Fund	13,700	918	--	843	--	(606)	14,012
Fidelity Series International Growth Fund	1,063,076	905,497	369,091	201,344	(8,462)	70,689	1,661,709
Fidelity Series International Index Fund	436,593	281,648	135,852	11,225	776	118,679	701,844
Fidelity Series International Small Cap Fund	356,831	213,840	74,009	4,353	2,908	123,969	623,539
Fidelity Series International Value Fund	1,059,854	696,955	445,256	39,391	3,347	347,782	1,662,682
Fidelity Series Investment Grade Bond Fund	2,789,531	2,538,789	460,988	171,061	(5,776)	(190,430)	4,671,126
Fidelity Series Investment Grade Securitized Fund	1,886,018	1,732,304	301,900	61,102	(2,458)	(62,051)	3,251,913
Fidelity Series Large Cap Growth Index Fund	1,187,938	784,939	505,446	21,104	13,051	307,444	1,787,926
Fidelity Series Large Cap Stock Fund	1,214,524	850,531	589,982	79,586	19,356	467,737	1,962,166
Fidelity Series Large Cap Value Index Fund	2,299,823	1,587,712	993,214	65,656	18,607	884,648	3,797,576
Fidelity Series Long-Term Treasury Bond Index Fund	746,022	1,117,021	112,590	90,535	(7,052)	(265,082)	1,478,319
Fidelity Series Overseas Fund	1,065,166	698,590	362,283	16,080	4,090	261,082	1,666,645
Fidelity Series Real Estate Income Fund	132,690	86,559	39,200	7,940	(155)	22,428	202,322
Fidelity Series Short-Term Credit Fund	467,298	259,428	5,714	8,259	(23)	(3,836)	717,153
Fidelity Series Small Cap Opportunities Fund	580,227	334,889	266,403	15,892	10,474	275,027	934,214
Fidelity Series Treasury Bill Index Fund	1,881,686	550,734	68,864	2,341	(160)	(1,721)	2,361,675
Fidelity Series Value Discovery Fund	820,735	547,197	335,435	25,141	10,095	351,598	1,394,190
Total	$32,213,694	$26,374,274	$9,243,596	$1,853,014	$105,397	$3,882,626	$53,332,395

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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